Goodwill and Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite lives	$ 179	$ 228
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	10 years
Terminal growth rate	1.50%	2.00%
Bottom of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	9.30%	9.80%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years
Top of range [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates for determine the recoverable amount	11.60%	10.80%